Financial Risk Management (Details) - Schedule of Expected Credit Loss	12 Months Ended
Mar. 31, 2008
Low credit risk [Member]
Schedule of Expected Credit Loss [Line Items]
Basis of categorization	Cash and cash equivalents, trade receivables, and other financial assets
Provision for expected credit loss	12 month expected credit loss
Moderate credit risk [Member]
Schedule of Expected Credit Loss [Line Items]
Basis of categorization	Trade receivables and other financial assets
Provision for expected credit loss	Lifetime expected credit loss, or 12 month expected credit loss
High credit risk [Member]
Schedule of Expected Credit Loss [Line Items]
Basis of categorization	Trade receivables and other financial assets
Provision for expected credit loss	Lifetime expected credit loss, or fully provided for